NUVEEN FLORIDA                                                            NUVEEN
INSURED UNIT TRUST 238                                                       906


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: December 17, 1996
ESTIMATED CURRENT RETURN:
4.97 - 5.18%
ESTIMATED LONG-TERM RETURN:
5.03 - 5.30%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.3 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.25 to $97.29 depending on the purchase amount
Cusip           6706H6 161 monthly payment plan
Numbers         6706H6 179 quarterly payment plan
                6706H6 187 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-18                                            14.3%
2019-20                                            28.6%
2021-22                                            42.8%
2023-24                                             0.0%
2025+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 12/16/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.97%
     Tax Equivalent Yield                          7.77%

Treasury Bonds
     Yield                                         6.56%
     Tax Equivalent Yield

Corporate Bonds

     Yield                   7.40%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 12/13/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 12/13/96. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS FLORIDA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Florida, Full Faith and Credit, State Board of Education, Public   2005 at 101  AAA   Aaa
              Education Capital Outlay Refunding Bonds, 1995 Series D, 4.75% Due 6/1/22.
              (Original issue discount bonds delivered on or about December 28, 1995 at a price of 93.028% of principal amount.)(General Obligation Bonds.)
     500,000  State of Florida, Board of Regents, Florida State University, Housing       2006 at 101  AAA   Aaa
              Facility Revenue Bonds, Series 1996, 5.375% Due 5/1/21. (When issued.)
     500,000  Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1995,    2005 at 102  AAA   Aaa
              5.50% Due 10/1/25. (Original issue discount bonds delivered on or about
              October 19, 1995 at a price of 94.942% of principal amount.)
     500,000  Orange County (Florida), Health Facilities Authority, Hospital Revenue      2005 at 102  AAA   Aaa
              Bonds, Series 1995 (Adventist Health System/Sunbelt Obligated Group), 5.25%
              Due 11/15/20. (Original issue discount bonds delivered on or about June 8,
              1995 at a price of 91.00% of principal amount.)
     500,000  Reedy Creek Improvement District (Florida), (Located in Orange and Osceola  2005 at 101  AAA   Aaa
              Counties), Ad Valorem Tax Bonds, Series 1995C, 5.00% Due 6/1/19. (General
              Obligation Bonds.)
     500,000  South Broward Hospital District (Florida), Hospital Refunding Revenue       2006 at 102  AAA   Aaa
              Bonds, Series 1996, 5.25% Due 5/1/21.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.50% Due 7/1/17.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM FLORIDA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/16/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.25     4.90 %      4.97%   5.03%   5.01%   5.06%   5.03%   5.08 %
 500 / $50,000              100.09     4.75        4.98    5.04    5.01    5.07    5.03    5.09
 1,000 / $100,000            99.83     4.50        5.00    5.06    5.03    5.09    5.05    5.11
 2,500 / $250,000            99.57     4.25        5.01    5.07    5.04    5.10    5.06    5.12
 5,000 / $500,000            98.80     3.50        5.05    5.14    5.08    5.17    5.10    5.18
 10,000 / $1,000,000         98.29     3.00        5.07    5.17    5.11    5.20    5.13    5.22
 25,000 / $2,500,000         97.78     2.50        5.10    5.21    5.13    5.24    5.15    5.26
 50,000 / $5,000,000         97.29     2.00        5.13    5.25    5.16    5.28    5.18    5.30

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      28.0%   31.0%   36.0%      39.6%
         4.97  % 6.90%   7.20%   7.77%      8.23 %
         4.98    6.92    7.22    7.78       8.25
         5.00    6.94    7.25    7.81       8.28
         5.01    6.96    7.26    7.83       8.29
         5.05    7.01    7.32    7.89       8.36
         5.07    7.04    7.35    7.92       8.39
         5.10    7.08    7.39    7.97       8.44
         5.13    7.13    7.43    8.02       8.49

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .6094
 Monthly plan            3/15/97       .4155   $ 4.9871
 Quarterly plan          5/15/97      1.2546
                         8/15/97      1.2546     5.0191
 Semi-annual plan        5/15/97      1.2591
                        11/15/97      2.5182     5.0381
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.29 =  99.710
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/16/96)        interest
 99.710       X   $4.9871        =   $497.26
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW JERSEY                                                         NUVEEN
INSURED UNIT TRUST 215                                                       906


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: December 17, 1996
ESTIMATED CURRENT RETURN:
4.99 - 5.20%
ESTIMATED LONG-TERM RETURN:
5.00 - 5.26%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.6 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.16 to $99.13 depending on the purchase amount
Cusip           6706LA 704 monthly payment plan
Numbers         6706LA 712 quarterly payment plan
                6706LA 720 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                            28.5%
2020-22                                            14.3%
2023-25                                            28.6%
2026+                                              28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 12/16/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.99%
     Tax Equivalent Yield                          8.32%

Treasury Bonds
     Yield                                         6.56%
     Tax Equivalent Yield                          7.01%

Corporate Bonds
     Yield                   7.40%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 12/13/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 12/13/96. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW JERSEY INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey      2005 at 101  AAA   Aaa
              Institute of Technology, Series 1995 E, 5.375% Due 7/1/20.
     500,000  New Jersey Educational Facilities Authority, Revenue Bonds, The Richard     2006 at 101  AAA   Aaa
              Stockton College of New Jersey Issue, Series 1996 F, 5.40% Due 7/1/27.
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2006 at 101  AAA   Aaa
              Hundred Fourth Series, 4.75% Due 1/15/26. (Original issue discount bonds delivered on or about February 14, 1996 at a price of 91.788% of principal amount.)
     500,000  The Essex County Improvement Authority (Essex County, New Jersey), County   2006 at 102  AAA   Aaa
              of Essex General Obligation Lease Revenue Refunding Bonds, Series 1996
              (County Jail and Youth House Projects), 5.35% Due 12/1/24.
     500,000  Gloucester County Utilities Authority, New Jersey, Sewer Revenue Refunding  2006 at 101  AAA   Aaa
              Bonds, 1996 Series, 5.45% Due 1/1/24. (General Obligation Bonds.)
     500,000  The Board of Education of the Borough of Highland Park, in the County of    2007 at 101  AAA   Aaa
              Middlesex, New Jersey, School Refunding Bonds (New Jersey School Bond
              Reserve Act, P.L. 1980 c.72), 5.625% Due 2/15/17. (General Obligation
              Bonds.) (When issued.)
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.50% Due 7/1/17.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM NEW JERSEY AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/16/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.16     4.90 %      4.99%   5.00%   5.03%   5.03%   5.04%   5.05 %
 500 / $50,000              101.99     4.75        5.00    5.01    5.03    5.03    5.05    5.05
 1,000 / $100,000           101.73     4.50        5.02    5.03    5.05    5.06    5.07    5.08
 2,500 / $250,000           101.46     4.25        5.03    5.04    5.06    5.07    5.08    5.09
 5,000 / $500,000           100.67     3.50        5.07    5.10    5.10    5.13    5.12    5.15
 10,000 / $1,000,000        100.15     3.00        5.10    5.14    5.13    5.17    5.15    5.19
 25,000 / $2,500,000         99.64     2.50        5.12    5.18    5.15    5.21    5.17    5.23
 50,000 / $5,000,000         99.13     2.00        5.15    5.21    5.18    5.24    5.20    5.26

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.0%   40.0%      43.5%
         4.99  % 7.34%   7.68%   8.32%      8.83 %
         5.00    7.35    7.69    8.33       8.85
         5.02    7.38    7.72    8.37       8.88
         5.03    7.40    7.74    8.38       8.90
         5.07    7.46    7.80    8.45       8.97
         5.10    7.50    7.85    8.50       9.03
         5.12    7.53    7.88    8.53       9.06
         5.15    7.57    7.92    8.58       9.12

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .6234
 Monthly plan            3/15/97       .4251   $ 5.1028
 Quarterly plan          5/15/97      1.2834
                         8/15/97      1.2834     5.1348
 Semi-annual plan        5/15/97      1.2879
                        11/15/97      2.5758     5.1538
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.20 =  97.847
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/16/96)        interest
 97.847       X   $5.1028        =   $499.29
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)